ASSETS CLASSIFIED AS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
ASSETS CLASSIFIED AS HELD FOR SALE
Schedule of assets classified as held for sale

	As of December 31,
	2022	2023	2023
	VND million	VND million	USD
Carrying value of assets held for sale
Assets of Lang Lang Proving Ground	360,893	—	—
Total	360,893	—	—